Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	¥ 24,714		¥ 12,181
Loans and receivables	13,194,046		11,358,488
Total	13,218,760	$ 2,088,471	11,370,669
Other financial liabilities at amortized cost	9,060,142		7,581,144
Total	9,060,142	1,431,438	7,581,144
Trade and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities at amortized cost	7,433,722		6,670,490
Total	7,433,722	1,174,475	6,670,490
Loans and borrowings [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities at amortized cost	1,626,341		910,406
Total	1,626,341	256,951	910,406
Other liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities at amortized cost	79		248
Total	79	12	248
Held for Trading Investment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	24,714		12,181
Total	24,714	3,905	12,181
Trade and bills receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Loans and receivables	7,031,544		7,057,256
Total	7,031,544	1,110,934	7,057,256
Other receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Loans and receivables	133,295		248,275
Total	133,295	21,060	248,275
Cash and bank balances [Member]
Disclosure of detailed information about financial instruments [Line Items]
Loans and receivables	6,029,207		4,052,957
Total	¥ 6,029,207	$ 952,572	¥ 4,052,957